Schedule 1 - Condensed Financial Statements of the Company - Statements of Financial Position (Details) (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in dollars per share)	$ 0.001
Ordinary shares, shares issued (in shares)	1,300,191,084	1,165,072,926
Ordinary shares, shares outstanding (in shares)	1,300,191,084	1,165,072,926
Parent Company [Member]
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Ordinary shares, value per share (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued (in shares)	1,300,191,084	1,165,072,926
Ordinary shares, shares outstanding (in shares)	1,300,191,084	1,165,072,926